Finance Result (Details) - EUR (€) € in Thousands		1 Months Ended		12 Months Ended
	Mar. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Result
Finance income				€ 11,551	€ 8,021	€ 114,197
Finance cost from Senior Unsecured Notes				(104,944)	(85,182)	(41,920)
Finance cost from senior debt				(111,719)	(119,140)	(262,797)
Finance cost from sale of receivables				(10,292)	(10,964)	(9,171)
Capitalized interest				18,636	16,606	14,894
Finance lease expense				(35,786)	(35,205)	(34,558)
Other finance costs				(33,889)	(15,754)	(9,413)
Finance costs				(277,994)	(249,639)	(342,965)
Impairment and gains / (losses) on disposal of financial instruments						(37,666)
Change in fair value of financial instruments				246	55,703	1,326
Exchange differences				(11,602)	8,246	(9,616)
Finance result				€ (277,799)	€ (177,669)	(274,724)
Income from refinancing effect						97,850
Minimum
Finance Result
Capitalized interest rate (as a percent)				3.71%	3.72%
Maximum
Finance Result
Capitalized interest rate (as a percent)				4.15%	4.70%
Shanghai RAAS Blood Products Co., Ltd.
Finance Result
Change in fair value of financial instruments	€ 56,526	€ 56,526
Profit recognized as a result of change in contractual right value						€ 1,000
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostics Solutions, Inc.
Finance Result
Number of subsidiary's shares delivered in exchange for investment			90			90